CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 4,386	$ 59
Accounts receivable, net	14,965	30,863
Income tax receivable	150
Other current assets	284	168
Due from PEs	4,856	2,489
Due from related parties	334	128
Total current assets	24,975	33,707
Equity method investments	608	2,360
Property, plant and equipment, net	356	209
Operating lease right of use asset	124	196
Finance lease right of use asset	608	466
Intangibles, net	4,115	4,587
Goodwill	2,857	2,857
Total assets	33,643	44,382
Current liabilities
Accounts payable and accrued liabilities	2,871	4,365
Current portion of debt	4,100	1,664
Current portion of lease liability	521	461
Current portion of acquisition debt		5,030
Other current liabilities	96	81
Total current liabilities	7,588	11,601
Lease liability, net of current portion	772	500
Debt, net of current portion	2,251	1,160
Acquisition debt, net of current portion		2,429
Provision for acquisition share issuance	540	540
Provision for fair value of stock options	16	66
Provision for performance share issuance	2,668	16,011
Deferred tax liability, net	599	2,010
Total liabilities	14,434	34,317
Commitments and contingencies (Note 15)
SHAREHOLDERS' EQUITY
Common stock: $0.001 par value; 900,000,000 shares authorized; 56,378,939 and 34,795,313 shares issued and outstanding, as of December 31, 2020 and 2019, respectively	11
Additional paid-in capital	30,841	6,682
Retained earnings (deficit)	(11,688)	3,348
Total shareholders' equity	19,209	10,065
Total liabilities and shareholders' equity	33,643	44,382
Common Stock
SHAREHOLDERS' EQUITY
Common stock: $0.001 par value; 900,000,000 shares authorized; 56,378,939 and 34,795,313 shares issued and outstanding, as of December 31, 2020 and 2019, respectively	56	35
Total shareholders' equity	$ 11	$ 7